Schedule I - Condensed Financial Information of Registrant - Statements of Cash Flows (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Cash Flow Statements
Cash Flows from Operating Activities	$ 58,434	$ 17,838	$ 21,216	$ 29,433	$ 12,058
Cash Flows from Investing Activities
Net cash (used in) investing activities	(29,822)	(6,545)	(9,751)	(63,195)	(12,968)
Cash Flows from Financing Activities
Repurchase of vested options			(15,506)
Proceeds from Series A preferred stock issuance, net of issuance costs			346,150
Payments to shareholders for preferred stock Series A			(260,686)
Proceeds from common stock issued upon exercise of stock options	5,514	383	780	177	7
Proceeds from common stock issued under employee purchase plan			424		100
Net cash provided by (used in) financing activities	258,033	(4,911)	10,385	15,045	22,901
Effect of exchange rate changes on cash and cash equivalents	(173)	(38)	203	23	(76)
Net increase in cash, cash equivalents, and restricted cash	286,472	6,344	22,053	(18,694)	21,915
Cash, cash equivalents, and restricted cash - Beginning of period	33,395	11,342	11,342	30,036	8,121
Cash, cash equivalents, and restricted cash - End of period	319,867	17,686	33,395	11,342	30,036
Noncash investing and financing transaction
Exchange of common stock for preferred stock			260,686
Parent Company | Reportable Legal Entities
Condensed Cash Flow Statements
Cash Flows from Operating Activities			18,214	(94)	(108)
Cash Flows from Investing Activities
Transfer of funds to subsidiary			(83,000)	(1,787)
Net cash (used in) investing activities			(83,000)	(1,787)
Cash Flows from Financing Activities
Repurchase of vested options			(15,506)
Proceeds from Series A preferred stock issuance, net of issuance costs			346,150
Payments to shareholders for preferred stock Series A			(260,686)
Proceeds from common stock issued upon exercise of stock options			780	177
Proceeds from common stock issued under employee purchase plan			424		100
Net cash provided by (used in) financing activities			71,162	177	100
Effect of exchange rate changes on cash and cash equivalents				(67)	3
Net increase in cash, cash equivalents, and restricted cash			6,376	(1,771)	(5)
Cash, cash equivalents, and restricted cash - Beginning of period	$ 6,418	$ 42	42	1,813	1,818
Cash, cash equivalents, and restricted cash - End of period			6,418	$ 42	$ 1,813
Noncash investing and financing transaction
Exchange of common stock for preferred stock			$ 260,686